Hartford Moderately Aggressive Allocation Fund Investment Strategy - Hartford Moderately Aggressive Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to meet its investment objective through investment in a combination of other mutual funds and exchange traded funds (“ETFs”) advised by Hartford Funds Management Company, LLC (the “Investment Manager”) or a wholly owned subsidiary of the Investment Manager (the “Underlying Funds”). The Underlying Funds include fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities. The Fund may also invest in one or more unaffiliated money market funds.The Investment Manager anticipates allocating approximately 65%-95% of the Fund’s total assets to the equity component and approximately 5%-35% of the Fund’s total assets to the fixed income component. The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends. The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments. The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, fixed income instruments of varying credit quality and duration, and derivatives. The debt securities in which certain Underlying Funds may invest include government (including sovereign debt), government agency, corporate, mortgage-backed and asset-backed securities, among other types of debt securities, with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality. The Underlying Funds may invest in domestic and foreign securities, including emerging market securities.